Notes to the Balance Sheet Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Summary of Cash and Cash Equivalents

in 000’ €	12/31/2020	12/31/2019
Bank Balances and Cash in Hand	109,797	44,314
Impairment	(2)	0

Cash and Cash Equivalents	109,795	44,314

Summary of Financial Assets at Fair Value through Profit or Loss (Detail)

			Gross Unrealized
in 000’ €	Maturity	Cost	Gains	Losses	Market Value
December 31, 2020
Money Market Funds	daily	288,050	293	(405)	287,938

Total					287,938

December 31, 2019
Money Market Funds	daily	20,330	125	0	20,455

Total					20,455

Summary of Other Financial Assets at Amortized Cost (Detail)

in 000’ €	Maturity	Cost	Unrealized Interest Gain (+) / Loss (-)	Impairment	Carrying amount
December 31, 2020
Term Deposits, Current Portion	4—12 Months	649,745	380	(412)	649,713
Bonds	More than 12 Months	197,827	(652)	(587)	196,588

Total					846,301

December 31, 2019
Term Deposits, Current Portion	4—12 Months	207,846	90	(201)	207,735
Commercial Papers	More than 12 Months	10,000	1	0	10,001
Term Deposits, Net of Current Portion	More than 12 Months	75,000	18	(97)	74,921

Total					292,657

Summary of Prepaid expenses and other current assets
Prepaid expenses and other current assets are shown in the following table.

in 000’ €	12/31/2020	12/31/2019
Combination Drugs	10,003	4,790
Receivables due from Tax Authorities from Input Tax Surplus	3,920	3,502
Upfront Fees for External Laboratory Services	1,210	745
Upfront Fees for Sublicenses	777	466
Other Prepayments	4,711	4,557

Total	20,621	14,060

Summary of Property, Plant and Equipment

in 000’ €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2020	18,386	2,390	20,776

Additions	2,662	1,672	4,334
Disposals	(1,006)	(8)	(1,014)
Exchange differences	(1)	(112)	(113)

December 31, 2020	20,041	3,942	23,983

Accumulated Depreciation and Impairment
January 1, 2020	15,654	469	16,123

Depreciation Charge for the Year	2,101	363	2,464
Disposals	(921)	(2)	(923)
Exchange differences	0	(5)	(5)

December 31, 2020	16,834	825	17,659

Carrying Amount
January 1, 2020	2,732	1,921	4,653

December 31, 2020	3,207	3,117	6,324

Cost
January 1, 2019	17,658	939	18,597

Additions	1,647	1,452	3,099
Disposals	(919)	(1)	(920)

December 31, 2019	18,386	2,390	20,776

Accumulated Depreciation and Impairment
January 1, 2019	14,758	308	15,066

Depreciation Charge for the Year	1,805	161	1,966
Impairment	10	0	10
Disposals	(919)	0	(919)

December 31, 2019	15,654	469	16,123

Carrying Amount
January 1, 2019	2,900	631	3,531

December 31, 2019	2,732	1,921	4,653

Summary of Depreciation
Depreciation is contained in the following line items of profit or loss.

in 000’ €	2020	2019	2018
Research and Development	1,663	1,478	1,398
Research and Development (Impairment)	0	10	0
Selling	132	92	87
General and Administrative	692	396	327

Total	2,487	1,976	1,812

Summary of quantitative information about right-of-use assets
The development of the
right-of-use
assets and lease liabilities is shown below.

	Right-of-Use Assets				Lease Liabilities
in 000’ €	Building	Cars	Technical Equipment	Total
Balance as of January 1, 2019	42,094	244	168	42,506	40,783
Additions	3,009	138	312	3,459	4,122
Depreciation of Right-of-Use Assets	(2,517)	(144)	(144)	(2,805)	0
Interest Expenses on Lease Liabilities	0	0	0	0	932
Lease Payments	0	0	0	0	(3,280)

Stand am 31. December 2019	42,586	238	336	43,160	42,557

Balance as of January 1, 2020	42,586	238	336	43,160	42,557
Additions	4,660	196	12	4,868	5,286
Depreciation of Right-of-Use Assets	(3,218)	(162)	(152)	(3,532)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,173
Lease Payments	0	0	0	0	(3,918)
Disposals	(78)	0	0	(78)	(79)

Balance as of December 31, 2020	43,950	272	196	44,418	45,019

Summary of expected impact of initial application of new standards or interpretations

in 000’ €	2020	2019
Depreciation of Right-of-Use Assets	(3,586)	(2,805)
Interest Expenses on Lease Liabilities	(1,173)	(932)
Expenses for Short Term Leases	0	0
Expenses for Leases of Low Value Assets and Short-Term Leases	(81)	(41)

Total	(4,840)	(3,778)

Summary Of Depreciation Right Of Use Assets

in 000’ €	2020	2019
Cost of Sales	98	100
Research and Development	1,991	1,985
Selling	145	123
General and Administrative	1,352	597

Total	3,586	2,805

Summary Of Maturity Analysis Of Lease Liabilities Explanatory
The maturity analysis of the lease liabilities as of December 31, 2020 is as follows.

December 31, 2020; in 000’ €
Contractual Maturities of Financial Liabilities	Up to One Year	Between One and Five Years	More than Five Years	Total Contractual Cash Flows	Carrying Amount Liabilities
Lease Liabilities	4,150	16,025	32,913	53,088	45,019

Summary of Intangible Assets

in 000’ €	Patents	Licenses	Licenses for Marketed Products	In-process R&D Programs	Software	Goodwill	Total
Cost
January 1, 2020	18,034	23,896	0	52,159	5,758	11,041	110,888

Additions	290	12,000	0	32,501	90	0	44,881
Disposals	(110)	(500)	0	(28,211)	(1)	(3,689)	(32,511)
Reclassification	0	0	56,449	(56,449)	0	0	0

December 31, 2020	18,214	35,396	56,449	0	5,847	7,352	123,258

Accumulated Amortization and Impairment
January 1, 2020	15,053	21,546	0	16,475	5,651	7,365	66,090

Amortization Charge for the Year	990	206	963	0	81	0	2,240
Impairment	233	2,000	0	11,736	0	2,057	16,026
Disposals	0	(192)	0	(28,211)	(1)	(3,689)	(32,093)
Reclassification	0	0	0	0	0	0	0

December 31, 2020	16,276	23,560	963	0	5,731	5,733	52,263

Carrying Amount
January 1, 2020	2,981	2,350	0	35,684	107	3,676	44,798

December 31, 2020	1,938	11,836	55,486	0	116	1,619	70,995

Cost
January 1, 2019	17,585	23,896	0	52,159	5,644	11,041	110,325

Additions	449	0	0	0	114	0	563
December 31, 2019	18,034	23,896	0	52,159	5,758	11,041	110,888

Accumulated Amortization and Impairment
January 1, 2019	13,646	21,369	0	15,140	5,440	7,365	62,960

Amortization Charge for the Year	1,209	72	0	0	211	0	1,492
Impairment	198	105	0	1,335	0	0	1,638

December 31, 2019	15,053	21,546	0	16,475	5,651	7,365	66,090

Carrying Amount
January 1, 2019	3,939	2,527	0	37,019	204	3,676	47,365

December 31, 2019	2,981	2,350	0	35,684	107	3,676	44,798

Summary of Amortization of Intangible Assets
Amortization was included in the following line items of profit or loss.

in 000’ €	2020	2019	2018
Cost of Sales	963	0	0
Research and Development	1,258	1,444	1,822
Research and Development (Impairment)	16,026	1,639	19,189
Selling	5	11	25
General and Administrative	17	37	91

Total	18,269	3,131	21,127

Summary of Investment at fair value change

	Currency	Stake in %	Equity in Domestic Currency (in €)	Loss for the Year in Domestic Currency (in €)
adivo GmbH, Martinsried, Germany	€	17.2	(346,691)	(467,272)

Summary of Change in Investments

in 000’ €	2020	2019
Opening Balance	387	232
Additions	0	0
Disposals	0	0
Through Other Comprehensive Income	(387)	155
Through Profit or Loss	0	0

Closing Balance	0	387

Summary of Prepaid Expenses and Other Assets, Net of Current Portion	This line item consisted of the following:

in 000’ €	12/31/2020	12/31/2019
Prepaid Expenses, Net of Current Portion	183	134
Other Current Assets	1,384	1,002

Total	1,567	1,136